General and administrative expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
General and administrative expenses
Salaries and related expenses	$ 223.5	$ 211.2	$ 185.5
Office equipment and maintenance	35.7	28.5	25.2
Depreciation and amortization	26.6	12.3	22.0
Consulting, legal fees and insurance	23.7	16.7	19.8
Advertising expenses	7.7	7.2	8.0
Travel and vehicle expenses	4.0	3.7	3.8
Other	15.1	16.5	16.4
Total general and administrative expenses	$ 336.3	$ 296.1	$ 280.7